Taxes on Income	12 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
Taxes on Income

NOTE 11—TAXES ON INCOME

The Company is taxed according to Israeli tax laws:

a.	Measurement of results for tax purposes

The Company as a “foreign-investment company” measures its results for tax purposes in dollar based on Income Tax Regulations (Bookkeeping Principles of Foreign Invested Companies and of Certain Partnerships and the Determination of Their Taxable Income), 1986.

b.	Tax rates

The income of the Company, other than income from Benefitted Enterprises (see c below), is subject to the regular corporate tax rate. The corporate tax rate for 2017, 2016 and 2015 were 24%, 25% and 26.5%, respectively. In January 2016, the Law for the Amendment of the Income Tax Ordinance (No. 216) was published, enacting a reduction of corporate tax rate beginning in 2016 and thereafter, from 26.5% to 25%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Implementing the Economic Policy for the 2017 and 2018 Budget Year) was published, introducing a gradual reduction in corporate tax rate from 25% to 23%. As a result, the corporate tax rate in 2017 is 24% and in 2018 and thereafter reduced to 23%.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”)

Under the Investment Law, including Amendment No. 60 to the Investment Law that was published in April 2005, by virtue of the Benefited Enterprise program for certain of its production facilities, the Company may be entitled to various tax benefits.

The main benefit arising from such status is the reduction in tax rates on income derived from a Benefited Enterprise. The extent of such benefits depends on the location of the enterprise. Since the Company’s facilities are not located in “national development zone A,” income derived from Benefited Enterprises will be tax exempt for a period of two years and then have a reduced tax rate for a period of up to an additional eight years.

The period of tax benefits, as described above, is limited to 12 years from the beginning of the Benefited Enterprise election year (2012). As of December 31, 2017, the period of benefits has not yet commenced.

In the event of distribution or deemed distribution of dividends from income which was tax exempt as above, the amount distributed will be subject to the tax rate it was exempted from.

The Company is entitled to claim accelerated depreciation in respect of equipment used by the approved enterprises during five tax years.

Entitlement to the above benefits is conditioned upon the Company fulfilling the conditions stipulated by the Investment Law and regulations published thereunder.

In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to apply the regular tax depreciation rates and pay tax on the income in question at the regular corporate tax rates with the addition of linkage differences to the Israeli consumer price index and interest.

The Investment Law was amended as part of the Economic Policy Law for the years 2011—2012 (the “Amendment”), which became effective on January 1, 2011.

The Amendment sets alternative benefit tracks to the ones currently in place under the provisions of the Investment Law, including a reduced corporate tax rate. Tax rate for “Preferred Enterprise” income of companies not located in national development zone A is 16% for fiscal year 2014 and thereafter.

The benefits are granted to companies that qualify under criteria set forth in the Investment Law; for the most part, those criteria are similar to the criteria that have existed in the Investment Law prior to its amendment and the benefit period is unlimited in time. However, in accordance with the Amendment, the classification of licensing income as Preferred income may be subject to the issuance of a pre-ruling by the Israel Tax Authority.

Under the transitional provisions of the Investment Law, a company is allowed to continue to enjoy the tax benefits available under the Investment Law prior to its amendment until the end of the period of benefits, as defined in the Investment Law.

In each year during the period of benefits of its Benefited Enterprise, the Company will be able to opt for application of the Amendment, thereby making available to itself the tax rate described above. The Company’s election to apply the Amendment is irrevocable.

As of December 31, 2017, the Company’s management decided not to adopt the application of the Amendment.

There is no assurance that future taxable income of the Company will qualify as Benefited or Preferred income or that the benefits described above will be available to the Company in the future.

d.	Losses for tax purposes carried forward to future years

The balance of carry forward losses as of December 31, 2017 and 2016 are $144.9 million and $137.1 million, respectively.

Under Israeli tax laws, carryforward tax losses have no expiration date.

Deferred tax assets on losses for tax purposes carried forward to subsequent years are recognized if utilization of the related tax benefit against a future taxable income is expected.

The Company has not created deferred taxes on its carry forward losses since their utilization is not expected in the foreseeable future.

e.	Tax assessments

The Company has tax assessments that are considered to be final through tax year 2012.